Equity accounted investments - Summary of Financial Statements of Keliber (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 88,163	R 81,860	R 74,909
Current assets	64,831	52,243	26,163
Non-current liabilities	(51,108)	(45,900)	(55,607)
Current liabilities	(20,541)	(17,487)	(14,327)
Equity-accounted investments	7,594	5,621	4,039
Keliber
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	179	0	0
Total Reconciling Items	267	0	0
Equity-accounted investments	R 446	0	0	R 0
Proportion of ownership interest in associate	26.60%
Separate | Keliber
EQUITY-ACCOUNTED INVESTMENTS
Non-current assets	R 445	0	0
Current assets	388	0	0
Non-current liabilities	(71)	0	0
Current liabilities	(90)	0	0
Net assets (liabilities)	R 672	R 0	R 0